Changes in Accounting Policies and Disclosures - Summary of Lease Impact on Transition (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Right-of-use assets
Right-of-use assets	₩ 4,946		₩ 4,453
Lease liabilities
Current	1,986	₩ 1,672
Non-current	3,008	2,729
Total	₩ 4,994	4,401
IFRS 16
Right-of-use assets
Right-of-use assets		4,453
Lease liabilities
Current		1,672
Non-current		2,729
Total		4,401
IFRS 16 | Offices
Right-of-use assets
Right-of-use assets		2,752
IFRS 16 | Vehicles
Right-of-use assets
Right-of-use assets		53
IFRS 16 | Computer and Other Equipment
Right-of-use assets
Right-of-use assets		₩ 1,648